Interest, Net	12 Months Ended
May 27, 2012
Interest Income (Expense), Net [Abstract]
Interest, Net
INTEREST, NET
The components of interest, net are as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest expense	$102.7	$93.7	$95.7
Imputed interest on capital leases	3.7	3.8	3.9
Capitalized interest	(3.9)	(3.0)	(4.4)
Interest income	(0.9)	(0.9)	(1.3)
Interest, net	$101.6	$93.6	$93.9

Capitalized interest was computed using our average borrowing rate. Interest paid, net of amounts capitalized was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest paid, net of amounts capitalized	$94.8	$98.3	$95.3